REVISIONS OF PRIOR-YEAR COMPARATIVE AMOUNTS (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Equity [Abstract]
SCHEDULE OF CONSOLIDATED STATEMENTS OF BALANCE SHEET

Summary of Restated Comparative Amounts (June 30, 2024)

Consolidated balance sheet line item	As previously reported	Revisions	As revised

Accrued share-based compensation for nonemployee	$-	$139,191	$139,191
Accrued share-based compensation for employee	$-	135,679	135,679
Total current liabilities	$2,478,231	$275,659	$2,753,890
Total liabilities	$2,569,398	$275,659	$2,845,057

Common stock	$1,199,358	$21,988	$1,221,346
Common stock to be issued	$22,887	$(22,887)	$-
Common stock to be cancelled	$(375)	$375	$-
Additional paid-in capital	$49,921,380	$(274,346)	$49,647,034
Total equity	$37,591,140	$(274,870)	$37,316,270
Total equity and liabilities	$40,160,538	$789	$40,161,327

As a result of the above adjustments, comparative amounts for the year ended June 30, 2024 have been revised to reflect the correction of classification errors and to conform to the current year presentation.

Consolidated balance sheet line item	As previously reported	Revisions	As revised

Accounts receivables	$65,960	$789	$66,749
Prepaid share-based compensation-nonemployees	$-	$135,144	$135,144
Prepayments	$222,173	$(200,666)	$26,507
Total current assets	$3,494,419	$(64,733)	$3,429,686

Prepaid share-based compensation-nonemployees	$-	$65,522	$65,522
Total non-current assets	$36,666,119	$65,522	$36,731,641
Total assets	$40,160,538	$789	$40,161,327

Accounts payable	$92,250	$(717)	$91,533
Other payables	$517,189	$(56,177)	$461,012
Amount due to related parties	$327,867	$57,683	$385,550
Total current liabilities	$2,478,231	$275,659	$2,753,890
Total liabilities	$2,569,398	$275,659	$2,845,057

SCHEDULE OF CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY

	Common stock		Common stock to be	Common stock to be	Deferred stock-based	Additional paid-in
	No. of shares	Amount	issued	cancelled	compensation	capital	Total
Balance as of July 1, 2024
- As previously reported	1,222,245,276	$1,199,358	$22,887	$(375)	$-	$49,921,380	$37,591,140
- Revisions	(898,690)	$21,988	$(22,887)	$375	$-	$(274,346)	$(274,870)
- As revised	1,221,346,586	$1,221,346	$-	$-	$-	$49,647,034	$37,316,270
Shares issued for private placement
- As previously reported	6,024,439	$6,024	$-	$-	$-	$577,976	$584,000
- Revisions	3,277,775	$3,278	$-	$-	$-	$316,722	$320,000
- As revised	9,302,214	$9,302	$-	$-	$-	$894,698	$904,000
Share issued for previously committed private placement
- As previously reported	-	$21,988	$(21,988)	$-	$-	$-	$-
- Revisions	-	$(21,988)	$21,988	$-	$-	$-	$-
- As revised	-	$-	$-	$-	$-	$-	$-
Shares issued to service provider
- As previously reported	2,302,890	$2,303	$-	$-	$-	$788,506	$790,809
- Revisions	5,053,660	$5,053	$-	$-	$-	$879,186	$884,239
- As revised	7,356,550	$7,356	$-	$-	$-	$1,667,692	$1,675,048
Shares issued for previously committed issued to service provider
- As previously reported	-	$397	$(397)	$-	$-	$-	$-
- Revisions	-	$(397)	$397	$-	$-	$-	$-
- As revised	-	$-	$-	$-	$-	$-	$-
Shares issued for previously committed issued to employee
- As previously reported	-	$502	$(502)	$-	$-	$-	$-
- Revisions	-	$(502)	$502	$-	$-	$-	$-
- As revised	-	$-	$-	$-	$-	$-	$-
Shares issued to employee
- As previously reported	1,518,420	$1,518	$-	$-	$-	$409,213	$410,731
- Revisions	551,580	$552	$-	$-	$-	$(165,968)	$(165,416)
- As revised	2,070,000	$2,070	$-	$-	$-	$243,245	$245,315
Shares to be issued for private placement
- As previously reported	3,277,775	$-	$3,278	$-	$-	$316,722	$320,000
- Revisions	(3,277,775)	$-	$(3,278)	$-	$-	$(316,722)	$(320,000
- As revised	-	$-	$-	$-	$-	$-	$-
Shares to be issued to service provider
- As previously reported	4,656,550	$-	$4,656	$-	$(745,048)	$740,392	$-
- Revisions	(4,656,550)	$-	$(4,656)	$-	$745,048	$(740,392)	$-
- As revised	-	$-	$-	$-	$-	$-	$-
Shares to be issued to employee
- As previously reported	50,000	$-	$50	$-	$-	$9,230	$9,280
- Revisions	(50,000)	$-	$(50)	$-	$-	$(9,230)	$(9,280)
- As revised	-	$-	$-	$-	$-	$-	$-
Share based compensation to employee
- As previously reported	-	$-	$-	$-	$-	$-	$-
- Revisions	-	$-	$-	$-	$-	$92,044	$92,044
- As revised	-	$-	$-	$-	$-	$92,044	$92,044
Balance as of December 31, 2024
- As previously reported	1,249,280,892	$1,241,296	$7,984	$(375)	$(745,048)	$53,385,101	$37,958,212
- Revisions	-	$7,984	$(7,984)	$375	$745,048	$(218,706)	$526,717
- As revised	1,249,280,892	$1,249,280	$-	$-	$-	$53,166,395	$38,484,929
Shares issued for private placement
- As previously reported	3,905,555	$3,906	$-	$-	$-	$386,094	$390,000
- Revisions	183,333	$183	$-	$-	$-	$24,817	$25,000
- As revised	4,088,888	$4,089	$-	$-	$-	$410,911	$415,000
Share issued for previously committed private placement
- As previously reported	-	$3,278	$(3,278)	$-	$-	$-	$-
- Revisions	-	$(3,278)	$3,278	$-	$-	$-	$-
- As revised	-	$-	$-	$-	$-	$-	$-
Shares issued for previously committed issued to service provider
- As previously reported	-	$4,656	$(4,656)	$-	$745,048	$-	$745,048
- Revisions	-	$(4,656)	$4,656	$-	$(745,048)	$-	$(745,048)
- As revised	-	$-	$-	$-	$-	$-	$-
Shares issued for previously committed issued to employee
- As previously reported	-	$50	$(50)	$-	$-	$-	$-
- Revisions	-	$(50)	$50	$-	$-	$-	$-
- As revised	-	$-	$-	$-	$-	$-	$-
Shares to be issued for private placement
- As previously reported	183,333	$-	$183	$-	$-	$24,817	$25,000
- Revisions	(183,333)	$-	$(183)	$-	$-	$(24,817)	$(25,000)
- As revised	-	$-	$-	$-	$-	$-	$-
Share based compensation to employee
- As previously reported	-	$-	$-	$-	$-	$-	$-
- Revisions	-	$-	$-	$-	$-	$92,331	$92,331
- As revised	-	$-	$-	$-	$-	$92,331	$92,331
Balance as of March 31, 2025
- As previously reported	1,253,169,780	$1,252,986	$183	$(375)	$-	$53,776,212	$37,942,163
- Revisions	-	$183	$(183)	$375	$-	$(126,375)	$(126,000)
- As revised	1,253,169,780	$1,253,169	$-	$-	$-	$53,649,837	$37,816,163

Consolidated statements of changes in stockholders’ equity line item

	Common stock		Common stock to be	Common stock to be	Additional paid-in
	No. of shares	Amount	issued	cancelled	capital	Total
Shares issued for private placement
- As previously reported	22,662,899	$22,663	$-	$-	$2,128,544	$2,151,207
- Revisions	21,988,333	$21,988	$-	$-	$2,145,012	$46,818,232
- As revised	44,651,232	$44,651	$-	$-	$4,273,556	$48,969,439
Shares to be issued for private placement
- As previously reported	21,988,335	$-	$21,988	$-	$2,145,012	$2,167,000
- Revisions	(21,988,335)	$-	$(21,988)	$-	$(2,145,012)	$(2,167,000)
- As revised	-	$-	$-	$-	$-	$-
Common stock subject to forfeiture
- As previously reported	-	$-	$-	$(1,175)	$(175,105)	$(176,280)
- Revisions	-	$-	$-	$1,175	$175,105	$176,280
- As revised	-	$-	$-	$-	$-	$-
Shares cancelled

- As previously reported	(800,000)	$800	$-	$800	$-	$-
- Revisions	295,076	$295	$-	$(800)	$(175,480)	$(175,985)
- As revised	(504,924)	$(505)	$-	$-	$(175,480)	$(175,985)
Shares to be issued to service providers
- As previously reported	397,108	$-	$397	$-	$138,794	$139,191
- Revisions	(397,108)	$-	$(397)	$-	$(138,794)	$(139,191)
- As revised	-	$-	$-	$-	$-	$-
Shares to be issued to employee
- As previously reported	501,580	$-	$502	$-	$135,177	$135,679
- Revisions	(501,580)	$-	$(502)	$-	$(135,177)	$(135,679)
- As revised	-	$-	$-	$-	$-	$-
Reissued shares previously cancelled to service providers
- As previously reported	295,076	$295	$-	$-	$-	$295
- Revisions	(295,076)	$(295)	$-	$-	$-	$(295)
- As revised	-	$-	$-	$-	$-	$-
Balance as of June 30, 2024
- As previously reported	1,222,245,276	$1,199,358	$22,887	$(375)	$49,921,380	$37,591,140
- Revisions	(898,690)	$21,988	$(22,887)	$375	$(274,346)	$(274,870)
- As revised	1,221,346,586	$1,221,346	$-	$-	$49,647,034	$37,316,270

SCHEDULE OF CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Consolidated statements of cash flows line item	As previously reported	Revisions	As revised

Stock-based compensation-nonemployee	$1,002,807	$(5,339)	$997,468
Stock-based compensation-employee	$288,673	$5,339	$294,012
Operating lease expense	$5,368	$21,846	$27,214
Repayment of operating lease liabilities	$-	$(27,214)	$(27,214)
Total cash flows from operating activities	$(2,585,890)	$(5,368)	$(2,591,258)

Lease interest paid	$(5,368)	$5,368	$-
Total cash flows from financing activities	$325,052	$(5,368)	$330,420
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	$-	$16,247	$16,247
SUPPLEMENTAL NONCASH DISCLOSURE:
Share issuance for employee compensation	$-	$294,011	$294,011
Promissory note to related party settled by Company’s common stock	$-	$675,888	$675,888

The revisions of the consolidated statements of cash flows includes the correction of classification errors related to certain lease-related cash flows, which were previously misclassified between operating and financing activities. These amounts have been reclassified in accordance with the appropriate guidance under ASC 842, Leases. This correction did not impact the total net change in cash for the period.

Consolidated statements of cash flows line item	As previously reported	Revisions	As revised

Operating lease expense	$45,926	$(17,686)	$28,240
Repayment of operating lease liabilities	$-	$(28,240)	$(28,240)
Total cash flows from operating activities	$(2,042,064)	$(45,926)	$(2,087,990)

Lease interest paid	$(45,926)	$45,926	$-
Total cash flows from financing activities	$4,081,720	$45,926	$4,127,646

SCHEDULE OF CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

During the preparation of the condensed consolidated financial statements for the nine-months ended March 31, 2026, management restated the weighted average number of shares (basic and diluted) for the three-months ended March 31, 2025.

Consolidated statements of operations	As previously reported	Revisions	As revised

Weighted average common stock outstanding
- Basic and diluted	1,238,271,472	12,553,853	1,250,825,325